KAR Mid-Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2020
($ reported in thousands)
	Shares	Value
Common Stocks—91.3%
Communication Services—2.6%
Autohome, Inc. ADR	613,687	$61,136
ZoomInfo Technologies, Inc. Class A(1)	523,871	25,266
		86,402

Consumer Discretionary—15.1%
Domino’s Pizza, Inc.	105,701	40,532
DraftKings, Inc. Class A(1)	681,616	31,736
MercadoLibre, Inc.(1)	115,078	192,781
New Oriental Education & Technology Group, Inc. Sponsored ADR(1)	174,874	32,493
Pool Corp.	156,332	58,234
Ross Stores, Inc.	433,167	53,197
Trip.com Group Ltd. ADR(1)	1,517,380	51,181
Wynn Resorts Ltd.	413,792	46,688
		506,842

Consumer Staples—8.4%
Brown-Forman Corp. Class B	775,040	61,561
Freshpet, Inc.(1)	465,012	66,027
Grocery Outlet Holding Corp.(1)	639,497	25,100
McCormick & Co., Inc.	331,502	31,692
Monster Beverage Corp.(1)	472,044	43,655
National Beverage Corp.	375,868	31,911
Vital Farms, Inc.(1)	846,898	21,435
		281,381

Financials—5.9%
Goosehead Insurance, Inc. Class A	641,318	80,011
MarketAxess Holdings, Inc.	142,867	81,514
T. Rowe Price Group, Inc.	248,425	37,609
		199,134

Health Care—10.2%
Elanco Animal Health, Inc.(1)	1,063,847	32,628
HealthEquity, Inc.(1)	899,367	62,695
IDEXX Laboratories, Inc.(1)	87,217	43,597
Mettler-Toledo International, Inc.(1)	37,449	42,680
Silk Road Medical, Inc.(1)	774,451	48,775
Teladoc Health, Inc.(1)	293,654	58,719
Zoetis, Inc. Class A	318,254	52,671
		341,765

Industrials—12.7%
CoStar Group, Inc.(1)	60,280	55,715
Equifax, Inc.	273,786	52,797
Fair Isaac Corp.(1)	180,917	92,456
Kansas City Southern	220,343	44,979
Rollins, Inc.	1,102,456	43,073
Roper Technologies, Inc.	82,232	35,449
SiteOne Landscape Supply, Inc.(1)	636,694	100,999
		425,468

Information Technology—36.4%
Amphenol Corp. Class A	393,299	51,432
	Shares	Value

Information Technology—continued
Avalara, Inc.(1)	668,604	$110,246
Bill.com Holdings, Inc.(1)	789,657	107,788
C3.ai, Inc. Class A(1)	129,247	17,933
Coupa Software, Inc.(1)	99,572	33,746
Datadog, Inc. Class A(1)	529,764	52,150
DocuSign, Inc.(1)	454,084	100,943
Dynatrace, Inc.(1)	761,163	32,936
Fidelity National Information Services, Inc.	223,944	31,679
FleetCor Technologies, Inc.(1)	199,705	54,485
Gartner, Inc.(1)	229,185	36,713
nCino, Inc.(1)	602,258	43,609
Okta, Inc.(1)	347,898	88,457
Paycom Software, Inc.(1)	218,918	99,006
Square, Inc. Class A(1)	284,057	61,822
Teradyne, Inc.	463,940	55,622
Trade Desk, Inc. (The) Class A(1)	255,956	205,021
Workday, Inc. Class A(1)	168,246	40,313
		1,223,901

Total Common Stocks (Identified Cost $1,929,868)		3,064,893

Total Long-Term Investments—91.3% (Identified Cost $1,929,868)		3,064,893

Short-Term Investment—8.3%
Money Market Mutual Fund—8.3%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(2)	280,783,613	280,784
Total Short-Term Investment (Identified Cost $280,784)		280,784

TOTAL INVESTMENTS—99.6% (Identified Cost $2,210,652)		$3,345,677
Other assets and liabilities, net—0.4%		11,970
NET ASSETS—100.0%		$3,357,647

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	90%
Brazil	6
China	4
Total	100%
† % of total investments as of December 31, 2020.
See Notes to Schedule of Investments

KAR Mid-Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of December 31, 2020, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2020	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$3,064,893	$3,064,893
Money Market Mutual Fund	280,784	280,784
Total Investments	$3,345,677	$3,345,677
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2020.
There were no transfers into or out of Level 3 related to securities held at December 31, 2020.
See Notes to Schedule of Investments

KAR MID-CAP GROWTH FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2020
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund’s fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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